CONTRACT ASSETS/(LIABILITIES) (Tables)	6 Months Ended
Sep. 30, 2025
Contract Assetsliabilities
SCHEDULE OF CONTRACT ASSETS

Contract assets consisted of the following at September 30, 2025 and March 31, 2025:

	September 30, 2025	March 31, 2025
Revenue recognized to date	$673,535	$54,113
Less: progress billings to date	(451,063)	(45,659)
Exchange difference	(1,738)	12
Contract assets	$220,734	$8,466
Contract assets, current	$220,734	$8,466

SCHEDULE OF CONTRACT LIABILITIES

Contract liabilities consisted of the following at September 30, 2025 and March 31, 2025:

	September 30, 2025	March 31, 2025
Billings in advance of performance obligation under contracts	$156,081	131,564

SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES

The movement in contract liabilities is as follows:

	September 30, 2025	March 31, 2025
Beginning Balance	$131,564	$101,718
Decrease in contract liabilities as a result of recognizing revenue during the period was included in the contract liabilities at the beginning of the period	(3,712)	(47,095)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	28,134	76,343
Exchange difference	95	598
Ending Balance	$156,081	$131,564